Acquisition (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Acquisition Details 1Abstract
Revenues	$ 7,922,613	$ 5,082,325	$ 14,769,395	$ 10,086,101
Net income (loss)	$ 858,711	$ (1,457,172)	$ (868,974)	$ (6,451,091)
Loss per common share	$ 0	$ 0.00	$ 0.00	$ 0.00